Investments in joint ventures (Details 1) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Aug. 12, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Time charter revenues		$ 91,107	$ 57,465	$ 22,227
Operating expenses		(25,798)	(18,412)	(19,902)
Depreciation and amortization		(10,552)	(2,653)	(1,317)
Operating income		71,064	53,523	9,450
Unrealized gain (loss) on derivative instruments		1,839	949	(161)
Net income (loss)	$ (11,941)	$ 41,377	41,279	1,314
Share of joint ventures owned	50.00%	50.00%
Equity in earnings (losses) of joint ventures		$ 16,622	17,123	(5,330)
Cash and cash equivalents		18,915	32,868	30,477	$ 108
Restricted cash		8,055	10,630
Total current assets		44,361	67,554
Restricted cash		14,154	15,198
Vessels, net of accumulated depreciation		342,591	353,078
Total long-term assets		766,106	696,189
Current portion of long-term debt		32,208	32,208
Amounts and loans due to owners and affiliates		0	287
Derivative instruments		3,534	4,912
Total current liabilities		57,816	72,221
Long-term debt		300,440	330,635
Derivative instruments		3,511	5,855
Other long-term liabilities		11,235	14,633
Total long-term liabilities		387,861	441,724
Accumulated losses of joint ventures		(25,886)	(42,507)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues		86,544	85,396	82,638
Operating expenses		(18,213)	(18,986)	(16,970)
Depreciation and amortization		(19,666)	(19,070)	(18,912)
Operating income		48,665	47,340	46,756
Unrealized gain (loss) on derivative instruments		14,183	18,492	(23,757)
Other financial expense, net		(30,220)	(32,202)	(34,275)
Net income (loss)		$ 32,628	$ 33,630	$ (11,276)
Share of joint ventures owned		50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations		$ 16,314	$ 16,815	$ (5,638)
Eliminations		308	308	308
Equity in earnings (losses) of joint ventures		16,622	17,123	$ (5,330)
Cash and cash equivalents		9,506	4,197
Restricted cash		8,458	8,444
Other current assets		4,492	1,957
Total current assets		22,456	14,598
Restricted cash		25,107	25,104
Vessels, net of accumulated depreciation		567,187	585,017
Total long-term assets		592,294	610,121
Current portion of long-term debt		23,503	22,093
Amounts and loans due to owners and affiliates		13,654	14,795
Derivative instruments		13,588	20,239
Other current liabilities		20,145	11,067
Total current liabilities		70,890	68,194
Long-term debt		453,957	477,102
Loans due to owners and affiliates		1,887	13,722
Derivative instruments		79,533	87,065
Other long-term liabilities		42,929	45,710
Total long-term liabilities		578,306	623,599
Net liabilities		(34,446)	(67,074)
Share of joint ventures net liabilities before eliminations		(17,223)	(33,537)
Eliminations		(8,663)	(8,970)
Accumulated losses of joint ventures		$ (25,886)	$ (42,507)